UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08776

                ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2005

                   Date of reporting period: January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND
PORTFOLIO OF INVESTMENTS
January 31, 2005 (unaudited)

Company                                                 Shares     U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 95.1%

Australia - 11.8%
Australia & New Zealand Banking Group, Ltd.             29,374     $    469,699
BHP Billiton, Ltd.                                      52,073          663,581
James Hardie Industries NV                              23,390          125,269
National Australia Bank, Ltd.                            8,868          203,822
Perpetual Trustees Australia, Ltd.                      10,424          541,201
QBE Insurance Group, Ltd.                               31,106          367,952
St. George Bank, Ltd.                                   17,673          338,748
Westpac Banking Corp., Ltd.                             17,169          256,644
Woodside Petroleum, Ltd.                                20,191          323,424
                                                                   -------------
                                                                      3,290,340
                                                                   -------------
China - 2.4%
China Petroleum and Chemical Corp. (Sinopec) Cl. H     746,000          298,260
China Telecom Corp., Ltd. Cl. H                        430,000          160,563
CNOOC, Ltd.                                            415,000          220,006
                                                                   -------------
                                                                        678,829
                                                                   -------------
Hong Kong - 4.2%
Cheung Kong Holdings, Ltd.                              25,000          229,240
Esprit Holdings, Ltd.                                   67,000          387,414
Li & Fung, Ltd.                                        160,000          264,127
Sun Hung Kai Properties, Ltd.                           30,000          277,838
                                                                   -------------
                                                                      1,158,619
                                                                   -------------
India - 4.5%
Bharti Tele-Ventures, Ltd. (a)                         151,470          799,338
Infosys Technologies, Ltd.                               7,200          340,525
Tata Motors, Ltd.                                       10,100          116,762
                                                                   -------------
                                                                      1,256,625
                                                                   -------------
Japan - 59.1%
Aeon Credit Service Co., Ltd.                            7,000          491,896
Canon, Inc.                                             19,400        1,012,302
Daido Steel Co.                                         53,000          183,742
Denso Corp.                                             39,000        1,011,937
East Japan Railway Co.                                      80          431,495
Fast Retailing Co., Ltd.                                 2,700          183,716
Hitachi Chemical Co., Ltd.                              14,400          246,183
Honda Motor Co., Ltd.                                   19,700        1,029,302
Hoya Corp.                                              13,100        1,349,585

Company                                                 Shares     U.S. $ Value
--------------------------------------------------------------------------------
Ito-Yokado Co., Ltd.                                    10,300     $    412,577
Japan Wind Development Co., Ltd. (a)                        78          146,762
JFE Holdings, Inc.                                      39,800        1,100,881
Leopalace21 Corp.                                       25,700          468,615
Matsushita Electric Industrial Co., Ltd.                42,000          623,419
Mitsubishi Corp.                                        81,600          957,992
Mitsubishi Tokyo Financial Group, Inc.                     114        1,077,738
Mitsui & Co., Ltd.                                      70,000          649,059
Net One Systems Co., Ltd.                                   81          318,274
NHK Spring Co., Ltd.                                    83,000          573,010
Nippon Mining Holdings, Inc.                            94,500          478,671
Nomura Holdings, Inc.                                   39,000          512,603
Sega Sammy Holdings, Inc. (a)                            7,200          463,843
Sumitomo Mitsui Financial Group, Inc.                      100          701,044
Suzuki Motor Corp.                                      27,100          495,542
Takashimaya Co., Ltd.                                   30,000          287,670
Takeda Pharmaceutical Co., Ltd.                         13,500          639,904
TDK Corp.                                                2,800          194,389
Touei Housing Corp.                                      5,500          136,718
Toyoda Machine Works, Ltd.                              26,000          252,946
                                                                   -------------
                                                                     16,431,815
                                                                   -------------
Malaysia - 0.8%
Public Bank Berhad                                     106,000          224,569
                                                                   -------------
Singapore - 1.0%
Oversea-Chinese Banking Corp.                           32,000          267,817
                                                                   -------------
South Korea - 7.0%
Hyundai Motor Co., Ltd. (a)                              3,460          196,230
Kookmin Bank (a)                                         6,880          296,510
POSCO                                                    1,160          210,222
Samsung Electronics Co., Ltd.                            1,210          583,133
Shinhan Financial Group Co., Ltd. (a)                   10,170          255,304
SK Telecom Co., Ltd.                                     2,350          407,752
                                                                   -------------
                                                                      1,949,151
                                                                   -------------
Taiwan - 3.5%
Cathay Financial Holding Co., Ltd.                      22,000           43,332
Cathay Financial Holding Co., Ltd. (GDR) (b)             5,083           99,932
Chinatrust Financial Holding Co., Ltd.                 129,271          145,642
Hon Hai Precision Industry Co., Ltd.                    70,954          312,658
Taiwan Semiconductor Manufacturing Co., Ltd.           176,754          294,689
Yageo Corp. (a)                                        271,000           88,676
                                                                   -------------
                                                                        984,929
                                                                   -------------

                                                    Shares or
                                                    Principal
                                                     Amount
Company                                               (000)        U.S. $ Value
--------------------------------------------------------------------------------
Thailand - 0.8%
Advanced Info Service Public Co., Ltd.                  79,100     $    217,443
                                                                   -------------
Total Common Stocks
   (cost $19,467,922)                                                26,460,137
                                                                   -------------
SHORT-TERM INVESTMENT - 5.0%
Time Deposit - 5.0%
HSBC Bank (Cayman Islands)
   2.50%, 2/01/05
   (cost $1,400,000)                                  $  1,400        1,400,000
                                                                   -------------
Total Investments - 100.1%
   (cost $20,867,922)                                                27,860,137
Other assets less liabilities - (0.1%)                                  (39,578)
                                                                   -------------
Net Assets - 100%                                                  $ 27,820,559
                                                                   =============

(a)  Non-income producing security.
(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005 these securities amounted to $99,932 or 0.4% of net assets.

     Glossary:

     GDR - Global Depositary Receipt

ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND
SECTOR BREAKDOWN
January 31, 2005 (unaudited)

Finance                                                    26.6%
Consumer Manufacturing                                     15.9%
Technology                                                 15.8%
Consumer Services                                          12.3%
Basic Industry                                              8.6%
Multi-Industry                                              5.8%
Energy                                                      5.3%
Healthcare                                                  2.3%
Transportation                                              1.5%
Utilities                                                   0.6%
Capital Goods                                               0.3%
Short-Term                                                  5.0%
                                                          ------
Total Investments                                         100.0%
                                                          ======

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.      DESCRIPTION OF EXHIBIT

      11(a)(1)         Certification of Principal Executive Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)         Certification of Principal Financial Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein All-Asia Investment Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: March 31, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: March 31, 2005